UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Asia Pacific ex-Japan Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 87.7%
Alcoholic Beverages - 0.6%
Foster’s Group Ltd.	1,327	$7,438
Hite Jinro Co. Ltd.	260	5,948

		$13,386
Apparel Manufacturers - 2.1%
Belle International Holdings Ltd.	1,000	$1,929
Li & Fung Ltd.	12,000	23,165
Samsonite International S.A. (a)	7,200	11,775
Stella International Holdings Ltd.	5,000	11,308

		$48,177
Automotive - 2.2%
Guangzhou Automobile Group Co. Ltd., “H”	16,000	$15,997
Kia Motors Corp.	260	16,803
Mando Corp.	107	18,364

		$51,164
Brokerage & Asset Managers - 1.4%
Computershare Ltd.	3,160	$24,996
Hong Kong Exchanges & Clearing Ltd.	400	6,705

		$31,701
Business Services - 1.7%
Cognizant Technology Solutions Corp., “A” (a)	550	$40,013

Chemicals - 1.3%
Nufarm Ltd. (a)	5,943	$29,203

Computer Software - Systems - 2.8%
Asustek Computer, Inc.	4,660	$32,396
Hon Hai Precision Industry Co. Ltd.	11,800	32,477

		$64,873
Conglomerates - 2.7%
Hutchison Whampoa Ltd.	5,000	$45,683
Wesfarmers Ltd.	481	16,180

		$61,863
Consumer Products - 1.1%
Hengan International Group Co. Ltd.	3,000	$25,977

Containers - 0.7%
Brambles Ltd.	2,300	$15,873

Electronics - 8.1%
Samsung Electronics Co. Ltd.	98	$85,009
Samsung Electronics Co. Ltd., GDR	48	20,571
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	82,920

		$188,500
Energy - Independent - 2.7%
China Shenhua Energy Co. Ltd.	3,000	$13,734
CNOOC Ltd.	15,000	28,351

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Oil Search Ltd.	3,150	$21,211

		$63,296
Energy - Integrated - 1.0%
China Petroleum & Chemical Corp.	24,000	$22,753

Engineering - Construction - 2.2%
Hyundai Development Co. Ltd.	550	$11,329
Keppel Corp. Ltd.	5,300	39,604

		$50,933
Food & Beverages - 1.0%
Want Want China Holdings Ltd.	26,000	$23,943

Food & Drug Stores - 1.2%
CP All PLC	8,000	$12,228
Dairy Farm International Holdings Ltd.	1,800	14,580

		$26,808
Gaming & Lodging - 3.3%
Sands China Ltd. (a)	26,000	$76,499

Insurance - 5.3%
AIA Group Ltd.	18,400	$55,497
China Pacific Insurance (Group) Co. Ltd.	7,800	23,882
QBE Insurance Group Ltd.	2,807	43,083

		$122,462
Machinery & Tools - 1.1%
Sinotruk (Hong Kong) Ltd.	20,500	$12,040
T.K. Corp. (a)	768	14,317

		$26,357
Major Banks - 9.8%
BOC Hong Kong Holdings Ltd.	3,500	$8,203
Industrial & Commercial Bank Of China Ltd.	57,000	34,996
National Australia Bank Ltd.	3,188	85,096
Westpac Banking Corp.	4,300	100,082

		$228,377
Medical Equipment - 1.1%
Cochlear Ltd.	37	$2,260
Fisher & Paykel Healthcare Corp. Ltd.	11,870	22,272

		$24,532
Metals & Mining - 7.1%
BHP Billiton Ltd.	876	$34,295
Iluka Resources Ltd.	2,669	44,369
Maanshan Iron & Steel Co. Ltd.	58,000	16,966
Rio Tinto PLC	1,270	68,673

		$164,303
Network & Telecom - 1.0%
HTC Corp.	1,000	$22,237

Other Banks & Diversified Financials - 10.8%
China Construction Bank	73,500	$53,426
Chinatrust Financial Holding Co. Ltd.	33,871	22,055

2

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
CIMB Group Holdings Berhad		12,200	$29,925
ICICI Bank Ltd., ADR		990	36,788
PT Bank Negara Indonesia Tbk		43,697	19,460
PT Bank Rakyat Indonesia (Persero) Tbk		24,000	17,929
Shinhan Financial Group Co. Ltd.		590	23,140
Siam Commercial Bank Public Co. Ltd.		9,000	34,390
United Overseas Bank Ltd.		1,000	13,553

			$250,666
Precious Metals & Minerals - 2.0%
Newcrest Mining Ltd.		1,351	$47,592

Real Estate - 2.8%
Hang Lung Properties Ltd.		14,000	$50,954
Sun Hung Kai Properties Ltd.		1,000	13,633

			$64,587
Restaurants - 0.6%
Ajisen (China) Holdings Ltd.		9,000	$12,832

Specialty Chemicals - 1.5%
LG Chem Ltd.		70	$22,555
PTT Global Chemical PLC (a)		6,138	13,074

			$35,629
Specialty Stores - 0.1%
Himart Co. Ltd. (a)		47	$3,533

Telecommunications - Wireless - 0.1%
PT Indosat Tbk		4,500	$2,703

Telephone Services - 5.0%
China Unicom Ltd.		44,000	$88,589
PT XL Axiata Tbk		49,000	27,363

			$115,952
Utilities - Electric Power - 3.3%
China Resources Power Holdings Co. Ltd.		10,000	$17,769
Spark Infrastructure Group, IEU (n)		47,082	59,987

			$77,756
Total Common Stocks			$2,034,480
	First Exercise
Warrants - 8.2%
Energy - Independent - 3.6%
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	2/08/16	5,593	$31,802
Merrill Lynch (Reliance Industries - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/03/09	2,857	50,987

			$82,789
Machinery & Tools - 0.2%
Merrill Lynch (BEML Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15/15	445	$4,811

Metals & Mining - 2.3%
Deutsche Bank (MOIL Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	1/05/21	3,987	$20,986
Deutsche Bank (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	1/30/17	13,940	31,835

			$52,821

3

Portfolio of Investments (unaudited) – continued

Issuer	First Exercise	Shares/Par	Value ($)

Warrants - continued
Other Banks & Diversified Financials - 1.8%
Deutsche Bank (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/29/18	1,800	$15,276
Deutsche Bank (Housing Development Finance Authority - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	1/24/17	2,690	26,877

			$42,153
Tobacco - 0.3%
Deutsche Bank (ITC Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)	1/24/17	1,870	$8,136
Total Warrants			$190,710

Money Market Funds (v) - 4.8%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value		111,095	$111,095
Total Investments			$2,336,285

Other Assets, Less Liabilities - (0.7)%			(16,625)
Net Assets - 100.0%			$2,319,660

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $210,726, representing 9.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Deutsche Bank AG (Steel Authority of India) (Warrants)	7/25/11-10/12/11	$37,235	$31,835
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

(unaudited)

(1)	Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At October 31, 2011, the fund did not have more than 25% of its assets invested in any one industry. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

(2)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

5

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$—	$531,665	$—	$531,665
China	—	393,184	—	393,184
Hong Kong	14,580	303,422	—	318,002
India	36,788	190,710	—	227,498
South Korea	—	221,569	—	221,569
Taiwan	—	192,085	—	192,085
United Kingdom	—	68,673	—	68,673
Indonesia	—	67,455	—	67,455
Thailand	—	59,692	—	59,692
Other Countries	62,285	83,082	—	145,367
Mutual Funds	111,095	—	—	111,095
Total Investments	$224,748	$2,111,537	$—	$2,336,285

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,616,180 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,324,110
Gross unrealized appreciation	$142,154
Gross unrealized depreciation	(129,979)
Net unrealized appreciation (depreciation)	$12,175

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	116,427	718,160	(723,492)	111,095

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19	$111,095

(5)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2011, are as follows:

Australia	22.9%
China	17.0%
Hong Kong	13.7%
India	9.8%
South Korea	9.6%
Taiwan	8.3%
United States	5.8%
United Kingdom	3.0%
Indonesia	2.9%
Other Countries	7.0%

6

MFS® European Equity Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Alcoholic Beverages - 2.0%
Heineken N.V.	723	$35,010

Apparel Manufacturers - 2.8%
Compagnie Financiere Richemont S.A.	280	$15,887
LVMH Moet Hennessy Louis Vuitton S.A.	211	34,969

		$50,856
Automotive - 0.7%
GKN PLC	4,107	$12,449

Broadcasting - 2.2%
Publicis Groupe	809	$39,104

Brokerage & Asset Managers - 0.9%
Deutsche Boerse AG (a)	294	$16,272

Business Services - 4.6%
Amadeus Holdings AG	1,038	$19,483
Compass Group PLC	2,019	18,325
Experian Group Ltd.	1,722	22,312
HomeServe PLC	1,241	6,954
MITIE Group PLC	3,722	15,000

		$82,074
Computer Software - 1.6%
Dassault Systemes S.A.	335	$28,191

Construction - 2.0%
Bellway PLC	1,114	$12,682
BUZZI UNICEM S.p.A (a)	943	8,634
Geberit AG	67	13,709

		$35,025
Consumer Products - 2.5%
Beiersdorf AG	187	$10,775
Reckitt Benckiser Group PLC	657	33,700

		$44,475
Electrical Equipment - 4.7%
Pfeiffer Vacuum Technology AG	175	$17,672
Schneider Electric S.A.	482	27,919
Siemens AG	369	38,675

		$84,266
Electronics - 0.7%
ASM International N.V.	415	$11,675

Energy - Independent - 1.6%
Bankers Petroleum Ltd. (a)	1,251	$6,652
Cairn Energy PLC (a)	2,610	12,293
Fuchs Petrolub AG, IPS	188	9,189

		$28,134

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 8.2%
BG Group PLC	1,088	$23,578
BP PLC	5,678	41,853
Royal Dutch Shell PLC, “A”	2,312	81,659

		$147,090
Food & Beverages - 8.1%
Groupe Danone	782	$54,056
Nestle S.A.	1,561	90,335

		$144,391
Food & Drug Stores - 2.4%
Jeronimo Martins SGPS S.A.	855	$14,703
Tesco PLC	4,401	28,364

		$43,067
Insurance - 5.9%
Hiscox Ltd.	3,902	$23,823
ING Groep N.V. (a)	3,614	31,304
SNS REAAL Groep N.V. (a)	2,341	6,502
Swiss Re Ltd.	560	30,630
Zurich Financial Services AG	61	14,019

		$106,278
Machinery & Tools - 0.8%
Schindler Holding AG	128	$15,049

Major Banks - 9.8%
Banco Santander S.A.	2,876	$24,582
Barclays PLC	5,104	15,780
BNP Paribas	854	37,866
Credit Suisse Group AG	650	18,737
Danske Bank A.S. (a)	976	13,327
Erste Group Bank AG	265	5,646
HSBC Holdings PLC	4,919	42,925
Julius Baer Group Ltd.	220	8,275
KBC Group N.V.	384	8,504

		$175,642
Medical & Health Technology & Services - 0.9%
RHÖN-KLINIKUM AG	802	$15,986

Medical Equipment - 0.5%
Synthes, Inc. (n)	58	$9,705

Metals & Mining - 1.5%
Rio Tinto PLC	500	$27,037

Network & Telecom - 1.2%
Ericsson, Inc., “B”	1,991	$20,726

Oil Services - 0.7%
AMEC PLC	420	$6,221
John Wood Group PLC	22	218
Technip	54	5,106

		$11,545
Other Banks & Diversified Financials - 0.5%
Komercni Banka A.S.	48	$9,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 10.1%
Bayer AG	741	$47,261
Novartis AG	886	50,073
Roche Holding AG	381	62,638
Sanofi	296	21,189

		$181,161
Real Estate - 0.6%
GSW Immobilien AG (a)	342	$11,144

Restaurants - 0.5%
Whitbread PLC	365	$9,685

Specialty Chemicals - 8.7%
Akzo Nobel N.V.	985	$51,796
Croda International PLC	551	15,483
Linde AG	358	56,942
Sika AG	3	5,873
Symrise AG	1,001	25,781

		$155,875
Specialty Stores - 1.0%
Industria de Diseno Textil S.A.	114	$10,320
Kingfisher PLC	2,019	8,350

		$18,670
Telecommunications - Wireless - 3.5%
Vodafone Group PLC	22,252	$61,711

Telephone Services - 3.5%
Royal KPN N.V.	1,532	$20,017
TDC A.S.	2,643	21,704
Telecom Italia S.p.A.	6,801	8,451
Telecom Italia S.p.A.	12,372	13,024

		$63,196
Trucking - 0.7%
DSV A.S.	593	$11,766

Utilities - Electric Power - 2.8%
CEZ A.S.	371	$15,688
Energias de Portugal S.A.	2,500	7,863
Fortum Oyj	558	13,576
International Power PLC	2,365	12,823

		$49,950
Total Common Stocks		$1,756,461

Money Market Funds (v) - 1.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	33,769	$33,769
Total Investments		$1,790,230

Other Assets, Less Liabilities - (0.1)%		(1,211)
Net Assets - 100.0%		$1,789,019

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,705, representing 0.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

(unaudited)

(1)	Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At October 31, 2011, the fund did not have more than 25% of its assets invested in any one industry. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

(2)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$533,225	$—	$533,225
Switzerland	65,122	269,808	—	334,930
Germany	84,358	165,339	—	249,697
France	—	248,400	—	248,400
Netherlands	31,304	125,000	—	156,304
Spain	24,582	29,803	—	54,385
Denmark	—	46,797	—	46,797
Italy	—	30,109	—	30,109
Czech Republic	24,944	—	—	24,944
Other Countries	6,652	71,018	—	77,670
Mutual Funds	33,769	—	—	33,769
Total Investments	$270,731	$1,519,499	$—	$1,790,230

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $211,171 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $121,008 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,866,485
Gross unrealized appreciation	$76,117
Gross unrealized depreciation	(152,372)
Net unrealized appreciation (depreciation)	$(76,255)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	53,611	326,910	(346,752)	33,769

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5	$33,769

Supplemental Information (unaudited) – continued

(5)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2011, are as follows:

United Kingdom	29.8%
Switzerland	18.7%
Germany	14.0%
France	13.9%
Netherlands	8.7%
Spain	3.0%
Denmark	2.6%
United States	1.8%
Italy	1.7%
Other Countries	5.8%

MFS® Latin American Equity Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Airlines - 3.5%
Copa Holdings S.A., “A”	1,010	$69,757
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	710	40,896

		$110,653
Alcoholic Beverages - 3.6%
Companhia de Bebidas das Americas, ADR	2,510	$84,637
Compania Cervecerías Unidas S.A., ADR	490	28,067

		$112,704
Apparel Manufacturers - 2.8%
Arezzo Industria e Comercio S.A.	2,380	$31,468
Cia.Hering S.A.	2,500	55,844

		$87,312
Broadcasting - 0.7%
Grupo Televisa S.A., ADR	1,080	$23,036

Brokerage & Asset Managers - 6.1%
BM&F Bovespa S.A.	21,600	$128,957
Bolsa Mexicana de Valores S.A. de C.V.	22,600	36,935
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	2,100	28,989

		$194,881
Business Services - 4.0%
Cielo S.A.	1,953	$51,758
LPS Brasil - Consultoria de Imoveis S.A.	1,700	30,706
Multiplus S.A.	1,320	22,297
Redecard S.A.	1,400	23,526

		$128,287
Computer Software - 1.6%
Totvs S.A.	3,000	$49,801

Conglomerates - 0.5%
Alfa S.A de C.V., “A”	1,470	$17,129

Construction - 3.5%
Corporacion GEO S.A.B. de C.V., “B” (a)	11,710	$16,097
Corporacion Moctezuma S.A. de C.V.	7,700	17,206
Duratex S.A.	7,360	39,868
Urbi Desarrollos Urbanos S.A. de C.V. (a)	30,530	38,784

		$111,955
Consumer Products - 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	4,950	$28,162
Natura Cosmeticos S.A.	590	11,478

		$39,640
Consumer Services - 6.5%
Anhanguera Educacional Participacoes S.A.	8,400	$123,540
Kroton Educacional S.A., IEU (a)	7,500	83,875

		$207,415

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 1.3%
Industria Klabin de Papel e Celulose, IPS	11,500	$42,333

Energy - Independent - 1.0%
Ultrapar Participacoes S.A.	1,800	$32,082

Energy - Integrated - 4.7%
Petroleo Brasileiro S.A., ADR	5,490	$148,285

Food & Beverages - 3.7%
Embotelladoras Arca S.A. de C.V.	7,695	$36,492
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,100	79,430

		$115,922
Forest & Paper Products - 0.7%
Suzano Papel e Celulose S.A., IPS	4,700	$22,996

General Merchandise - 0.8%
Lojas Renner S.A.	800	$24,258

Health Maintenance Organizations - 1.0%
OdontoPrev S.A.	2,000	$31,476

Insurance - 2.7%
Brazil Insurance Participacoes e Administracao S.A.	8,800	$84,573

Medical & Health Technology & Services - 3.0%
Diagnosticos da America S.A.	7,600	$60,425
Fleury S.A.	2,800	35,309

		$95,734
Metals & Mining - 13.4%
Companhia Siderurgica Nacional S.A., ADR	5,910	$55,318
Gerdau S.A., ADR	5,760	51,955
Grupo Mexico S.A.B. de C.V., “B”	14,800	41,101
Ternium S.A., ADR	2,616	64,197
Usinas Siderurgicas de Minas Gerais S.A., IPS	100	687
Vale S.A., ADR	8,350	212,174

		$425,432
Oil Services - 2.4%
Tenaris S.A., ADR	2,380	$75,708

Other Banks & Diversified Financials - 12.6%
Banco Bradesco S.A., ADR	1,330	$24,206
Banco Santander Chile, ADR	196	16,009
Banco Santander S.A., IEU	10,800	97,190
Bancolombia S.A., ADR	325	20,274
Compartamos S.A.B. de C.V.	30,930	47,786
Credicorp Ltd.	930	101,165
CSU Cardsystem S.A.	11,190	29,916
Itau Unibanco Multiplo S.A., ADR	3,310	63,287

		$399,833
Pharmaceuticals - 1.6%
Genomma Lab Internacional S.A., “B” (a)	24,300	$50,635

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 3.1%
Brasil Brokers Participacoes	24,100	$97,419

Specialty Chemicals - 0.8%
Mexichem S.A.B de C.V.	7,600	$26,153

Telecommunications - Wireless - 6.4%
America Movil S.A.B. de C.V., “L”, ADR	5,990	$152,266
Tim Participacoes S.A., ADR	1,964	51,143

		$203,409
Telephone Services - 0.7%
Empresa Nacional de Telecomunicaciones S.A.	1,058	$20,820

Utilities - Electric Power - 5.0%
Aguas Andinas S.A.	43,136	$25,989
CPFL Energia S.A.	100	1,280
Eletropaulo Metropolitana S.A., IPS	1,780	31,933
Enersis S.A., ADR	1,860	36,512
Equatorial Energia S.A.	3,500	22,649
Tractebel Energia S.A.	2,530	40,525

		$158,888
Total Common Stocks		$3,138,769

Money Market Funds (v) - 1.4%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	43,457	$43,457
Total Investments		$3,182,226

Other Assets, Less Liabilities - (0.3)%		(10,406)
Net Assets - 100.0%		$3,171,820

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

(unaudited)

(1)	Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At October 31, 2011, the fund did not have more than 25% of its assets invested in any one industry.

(2)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

4

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$2,107,593	$—	$—	$2,107,593
Mexico	572,678	—	—	572,678
Argentina	139,905	—	—	139,905
Chile	80,588	46,809	—	127,397
Peru	101,165	—	—	101,165
Panama	69,757	—	—	69,757
Colombia	20,274	—	—	20,274
Mutual Funds	43,457	—	—	43,457
Total Investments	$3,135,417	$46,809	$—	$3,182,226

For further information regarding security characteristics, see the Portfolio of Investments.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,380,758
Gross unrealized appreciation	$101,746
Gross unrealized depreciation	(300,278)
Net unrealized appreciation (depreciation)	$(198,532)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	57,086	679,173	(692,802)	43,457

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14	$43,457

(5)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2011, are as follows:

Brazil	66.5%
Mexico	18.1%
Argentina	4.4%
Chile	4.0%
Peru	3.2%
Panama	2.2%
United States	1.0%
Colombia	0.6%

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2011

*	Print name and title of each signing officer under his or her signature.